Consolidated Statement of Shareholders' Equity (USD $)	Common Stock	Additional Paid-In Capital	Accumulated During the Development Stage	Total
Beginning Balance, Amount at Jul. 11, 2004
Beginning Balance, Shares at Jul. 11, 2004
Share issuance, September 2004, Amount	314	(314)
Share issuance, September 2004, Shares	3,141,597
Ending Balance, Amount at Dec. 31, 2004	314	(314)
Ending Balance, Shares at Dec. 31, 2004	3,141,597
Beginning Balance, Amount at Dec. 31, 2009	314	(314)
Beginning Balance, Shares at Dec. 31, 2009	3,141,597
Recapitalization due to 10 to 1 stock split, Amount
Recapitalization due to 10 to 1 stock split, Shares	28,274,370
Stock based compensation, Amount	200			200
Stock based compensation, Shares	20,000,000
Share issuance, Amount	6,831			6,831
Share issuance, Shares	683,097,847
Net loss			(5,728)	(114,900)
Ending Balance, Amount at Dec. 31, 2010	7,345	(314)	(5,728)	1,303
Ending Balance, Shares at Dec. 31, 2010	734,513,814
Share issuance, Amount	113	285,887		286,000
Share issuance, Shares	11,247,618
Net loss			(191,800)	(114,900)
Ending Balance, Amount at Dec. 31, 2011	7,458	285,573	(197,528)	95,503
Ending Balance, Shares at Dec. 31, 2011	745,761,432
Net loss			(114,900)	(191,800)
Ending Balance, Amount at Dec. 31, 2012	7,458	285,573	(312,428)	(19,397)
Ending Balance, Shares at Dec. 31, 2012	745,761,432
Net loss			(18,432)	(18,432)
Ending Balance, Amount at Mar. 31, 2013	$ 7,458	$ 285,573	$ (330,860)	$ (37,829)
Ending Balance, Shares at Mar. 31, 2013	745,761,432